Provisions (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in other provisions [abstract]
TOTAL	$ 636,971	$ 589,609
Annual Leave [Member]
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	266,487	298,508
Charged/(credited) to profit or loss
additional provisions recognized	308,032	261,354
Amounts used during the year	(328,715)	(293,375)
Carrying amount at end of year	245,804	266,487
Long Service Leave [Member]
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	323,122	399,970
Charged/(credited) to profit or loss		(103,363)
additional provisions recognized	68,045	26,515
Carrying amount at end of year	$ 391,167	$ 323,122